Performance Management	Jun. 04, 2026
Kurv Gold & Mining Enhanced Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Gold Fund has not yet launched, the performance section is omitted. When such information is included, this section will provide some indication of the risks of investing in the Gold Fund by showing changes in the Gold Fund’s performance history from year to year and showing how the Gold Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Gold Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Gold Fund. Updated performance information will be available on the Gold Fund’s website at www.kurvinvest.com.

Performance Past Does Not Indicate Future [Text]	Although past performance of the Gold Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Gold Fund.
Performance Information Illustrates Variability of Returns [Text]	When such information is included, this section will provide some indication of the risks of investing in the Gold Fund by showing changes in the Gold Fund’s performance history from year to year and showing how the Gold Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	Because the Gold Fund has not yet launched, the performance section is omitted.
Performance Availability Website Address [Text]	www.kurvinvest.com
Kurv Silver & Mining Enhanced Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Silver Fund has not yet launched, the performance section is omitted. When such information is included, this section will provide some indication of the risks of investing in the Silver Fund by showing changes in the Silver Fund’s performance history from year to year and showing how the Silver Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Silver Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Silver Fund. Updated performance information will be available on the Silver Fund’s website at www.kurvinvest.com.

Performance Past Does Not Indicate Future [Text]	Although past performance of the Silver Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Silver Fund.
Performance Information Illustrates Variability of Returns [Text]	When such information is included, this section will provide some indication of the risks of investing in the Silver Fund by showing changes in the Silver Fund’s performance history from year to year and showing how the Silver Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	Because the Silver Fund has not yet launched, the performance section is omitted.
Performance Availability Website Address [Text]	www.kurvinvest.com